Investment Securities and Equity Securities with Readily Determinable Fair Values (Unrealized and realized gains and losses recognized in net income on equity securities ) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment Securities
Equity Securities	$ 5,937,000	$ 27,886,000
Summary of unrealized and realized gains and losses recognized in net income on equity securities
Net losses recognized during the period on equity securities	(388,000)
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting date	(388,000)
Impairment charges on available-for-sale investment securities, after tax	$ 354,000	$ 230,100